Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the year	¥ 38,352,201	¥ 37,610,720
Provisions		741,481
Reversal of provisions	(1,284,126)
Balance at the end of the year	¥ 37,068,075	¥ 38,352,201